Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subordinated liabilities [Abstract]
Schedule of Movement in Subordinated Liabilities	The movement in subordinated liabilities during the year was as follows:

	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2023	–	146	6,447	6,593
Issued during the year[1]:
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (500S$ million)	–	–	288	288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)	–	–	382	382
	–	–	670	670
Repurchases and redemptions during the year[1]:
9.625% Subordinated Bonds 2023 (£300 million)	–	–	(92)	(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)	–	–	(155)	(155)
8.75% Perpetual Subordinated Bonds (£100 million)	–	(5)	–	(5)
7.375% Subordinated Undated Instruments (£150 million)	–	–	–	–
8% Undated Subordinated Step-up Notes 2023 (£200 million)	–	–	–	–
	–	(5)	(247)	(252)
Foreign exchange movements	–	–	(268)	(268)
Other movements (cash and non-cash)[2]	–	–	192	192
At 31 December 2023	–	141	6,794	6,935
Issued during the year[1]:
Floating Rate Dated Subordinated Notes 2034 (A$500 million)	–	–	257	257
5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)	–	–	129	129
	–	–	386	386
Foreign exchange movements	–	–	(3)	(3)
Other movements (cash and non-cash)[2]	–	–	(107)	(107)
At 31 December 2024	–	141	7,070	7,211
1Issuances in the year generated cash inflows of £386 million (2023: £670 million); the repurchases and redemptions resulted in cash outflows of £nil (2023: £251 million).
2Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £366 million (2023: £335 million) offset by the interest expense in respect of subordinated liabilities of £430 million (2023: £395 million).

Disclosure Of Preference Shares

				2024		2023
	2024 Number of shares	2023 Number of shares	2022 Number of shares	£m	% of share capital	£m	% of share capital	2022 £m
6% Non-cumulative Redeemable Preference shares of GBP1.00	100	100	100	–	–	–	–	–